Stock-Based Compensation - Summary of fair value of each option grant estimated throughout year using black-scholes option-pricing model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Black-Scholes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, years	1 year 8 months 1 day
Expected volatility	50.00%
Maximum | Black-Scholes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, years	6 years 29 days	6 years 29 days
Expected volatility	74.10%	70.90%
Risk-free interest rate	3.80%	4.50%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, years	3 months 14 days
Expected volatility	15.00%
Minimum | Black-Scholes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, years	5 years 7 months 28 days	6 years 7 days
Expected volatility	71.30%	70.20%
Risk-free interest rate	3.70%	3.60%